Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2025
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]
Note 26
Employee benefits: variable compensation
a) Plans offered
The Group
has several share
-based and other
deferred compensation
plans that align
the interests
of Group
Executive
Board (GEB) members and other employees with the interests of investors.
Share-based awards are granted
in the form of
notional shares and, where
permitted, carry a dividend
equivalent that may be
paid in notional shares or cash. Awards are settled by
delivering UBS shares at vesting, except in jurisdictions where this is not
permitted for legal or tax
reasons.
Deferred
compensation
awards
are
generally
forfeitable
upon,
among
other
circumstances,
voluntary
termination
of
employment with UBS. These
compensation plans are also
designed to meet regulatory
requirements and include special
provisions for regulated employees.
The most significant deferred compensation
plans are described below.
›
Refer to Note 1a item 4 for a description of the accounting policy related to share-based and other deferred compensation plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term
Incentive Plan
(the LTIP)
is a
mandatory deferral
plan for
GEB members and
Managing Directors
(MDs)
reporting to the GEB and their direct reports at MD level.
The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-
year performance period:
return on common
equity tier 1 (CET1)
capital and relative
total shareholder
return (TSR), which
compares the TSR
of UBS with
the TSR of
an index consisting
of listed Global
Systemically Important Banks
as determined
by
the
Financial
Stability
Board
(excluding
UBS).
The
final
number
of
shares
vest
over
three
years
following
the
performance period
for GEB
members and
cliff vest
in the
year following
the performance
period for
selected senior
management.
Equity Ownership Plan / Fund Ownership Plan
The Equity Ownership
Plan (the EOP)
is the deferred
share-based compensation plan
for employees that
are subject
to
deferral requirements but do not receive LTIP
awards.
EOP awards generally vest over three years.
Certain Asset
Management employees
receive some
or all
of their EOP
in the form
of notional funds
(the Fund Ownership
Plan). This plan is
generally delivered in cash
and vests over three
years. The amount delivered depends
on the value of
the underlying investment funds at the time of vesting.
Deferred Contingent Capital Plan
The Deferred Contingent Capital Plan (the
DCCP) is a deferred compensation plan for
all employees who are subject to
deferral requirements.
Such employees
are awarded
notional additional
tier 1 (AT1)
capital instruments,
which, at
the
discretion of UBS, can be settled in cash
or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear notional
interest
paid
annually
(except
for
certain
regulated
employees)
and
vest
in
full
after
five
years.
Awards
are
forfeited if a viability event occurs (i.e.
if the Swiss Financial Market Supervisory Authority
(FINMA) notifies the firm that
the DCCP awards
must be written
down to mitigate
the risk of
insolvency,
bankruptcy or failure
of UBS) or
if the firm
receives a commitment of extraordinary support from the public sector that is necessary to prevent such an
event. DCCP
awards are also written
down if the
Group’s CET1 capital
ratio falls below
a defined threshold.
In addition, GEB
members
forfeit 20 % of DCCP awards for each loss-making year during the vesting period.
Deferred compensation plans awarded to employees of Credit Suisse
Existing compensation plans offered to employees of Credit Suisse prior to the acquisition
Credit
Suisse
offered
a
range
of
compensation
plans
to
its
employees.
Outstanding
deferred
compensation
included
upfront cash awards, share awards
and other deferred awards settled in cash. Generally,
the existing awards continued
to vest according
to their original
terms, with the
expense recognized over
the residual service
period. Awards referenced
to shares in
the Credit Suisse
Group were converted
into units over UBS
Group shares according
to the exchange ratio
applied to the merger transaction (1 share in UBS for 22.48
shares in Credit Suisse).
Financial advisor variable compensation
In line with market practice for US wealth
management businesses, the compensation for US
financial advisors in Global
Wealth Management consists of cash compensation, determined using a formulaic approach based on production, and
deferred awards.
Cash
compensation
reflects
a
percentage
of
the
compensable
production
that
each
financial
advisor
generates.
Compensable production is generally based
on transaction revenue and investment
advisory fees and may reflect further
adjustments. The percentage rate generally varies based on the level of the production and firm tenure.
Financial advisors
may also
be granted
deferred awards.
These amounts
generally vest
over a six-year
period. The
deferred
award takes into account the overall percentage rate and production.
Cash compensation and deferred awards may be reduced for,
among other things, errors, negligence or carelessness, or
failure to comply with the firm’s rules, standards, practices and / or policies, and / or applicable laws and regulations.
Financial advisors
may also
participate in
additional programs
to
support promoting
and developing
their business
or
supporting the transition
of client relationships
where appropriate.
Financial advisor compensation
also includes expenses
related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.
Share delivery obligations
Share
delivery
obligations
related
to
employee
share-based
compensation
awards
were
159
million
shares
as
of
31 December 2025
(31 December 2024:
183
million shares).
Share delivery
obligations are
calculated on
the basis
of
undistributed notional share awards, taking applicable performance conditions into account.
As of 31 December 2025, UBS held 133
million treasury shares (31 December 2024:
133
million) that were available to
satisfy share delivery obligations.
b) Effect on the income statement
Effect on the income statement for the financial year and future periods
The table
below provides
information about
compensation expenses
related to
total variable
compensation that
were
recognized in the financial
year ended 31 December
2025, as well
as expenses that
were deferred and will
be recognized
in the income statement for 2026 and later.
Deferred expenses related to compensation plans granted to
employees of
Credit Suisse in
2023 and earlier
years are presented
under
Variable compensation
– other
. The expense
recognized in
2025 associated with these awards was USD 5 m (2024: USD 85 m) for retention awards granted in connection with the acquisition and USD 83
m (2024:
USD
288
m) for
outstanding deferred
compensation plans that
existed on
the date
of
the acquisition.
The majority
of expenses
deferred to
2026 and
later that
are related
to the
2025 performance
year pertain
to awards
granted in February 2026. The
total unamortized compensation expense
for unvested share-based awards
granted up to
31 December 2025 will be recognized in future periods over a weighted average period of 2.4 years.
Variable compensation
Expenses recognized in 2025 Expenses deferred to 2026 and later
1
USD m
Related to the
2025
performance
year
Related to
prior
performance
years Total
Related to the
2025
performance
year
Related to
prior
performance
years Total
Non-deferred cash 3,609 (61) 3,548 0 0 0
Deferred compensation awards 625 740 1,364 901 898 1,799
of which: Equity Ownership Plan 131 260 391 322 201 523
of which: Deferred Contingent Capital Plan 236 316 552 348 536 884
of which: Long-Term Incentive Plan 228 132 360 196 142 338
of which: Fund Ownership Plan 29 31 60 35 19 54
Variable compensation – performance awards 4,234 678 4,912 901 898 1,799
Variable compensation – financial advisors
2
4,874 780 5,654 1,059 3,591 4,651
of which: non-deferred cash 4,498 0 4,498 0 0 0
of which: deferred share-based awards 132 93 225 126 233 360 of which: deferred cash-based awards 230 251 480 592 1,267 1,859 of which: compensation commitments with recruited financial advisors 15 437 451 341 2,092 2,433
Variable compensation – other
3
617 250 867 206 292 498
Total variable compensation 9,725 1,709 11,434
4
2,167 4,782 6,948
1 Estimate as of 31 December 2025. Actual amounts to be expensed in future periods may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the time
of recruitment that are
subject to
vesting requirements.
3 Includes severance payments,
replacement and retention awards,
existing deferred awards granted to
Credit Suisse employees, interest expense
related to the Deferred Contingent Capital
Plan and forfeiture credits.
4 Includes USD
1,087
m in expenses related
to share-based compensation
(performance awards: USD
752
m; other variable compensation:
USD
111 m; financial advisor compensation:
USD 225
m). A further
USD
189
m in expenses
related to share-based
compensation was
recognized within other
expense categories included
in Note 6
(salaries: USD
2
m related to
role-based allowances;
social
security: USD 148 m; other personnel expenses: USD 39
m related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
1,095 m.
Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later
1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 3,290 (83) 3,206 0 0 0
Deferred compensation awards 563 687 1,250 813 853 1,666
of which: Equity Ownership Plan 180 279 458 280 214 493
of which: Deferred Contingent Capital Plan 197 290 487 336 515 851
of which: Long-Term Incentive Plan 161 76 237 166 100 266
of which: Fund Ownership Plan 26 42 68 32 25 56
Variable compensation – performance awards 3,853 603 4,456 813 853 1,666
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial advisors 33 474 507 422 2,231 2,653
Variable compensation – other
3
539 583 1,121 229 465 694
Total variable compensation 8,876 1,994 10,870
4
2,070 4,957 7,027
1 Estimate as of 31 December 2024. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the
Deferred Contingent Capital
Plan.
4 Includes USD
1,128
m in expenses
related to share-based
compensation (performance
awards: USD
695
m; other variable
compensation: USD
213 m; financial
advisor compensation: USD 219 m). A further USD 134
m in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
2 m related to role-based
allowances; social security: USD 100 m; other personnel expenses: USD 32
m related to the Equity Plus Plan). Total personnel expense
related to share-based equity-settled compensation excluding social security was
USD 1,118 m.
Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later
1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,859 (52) 2,807 0 0 0
Deferred compensation awards 523 656 1,179 777 757 1,534
of which: Equity Ownership Plan 155 330 485 263 245 509
of which: Deferred Contingent Capital Plan 180 241 421 312 451 763
of which: Long-Term Incentive Plan 164 40 204 160 34 193
of which: Fund Ownership Plan 24 46 69 41 27 68
Variable compensation – performance awards 3,382 604 3,986 777 757 1,534
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial advisors 42 459 502 822 2,062 2,884
Variable compensation – other
3
784 526 1,310 384 583 968
Total variable compensation 7,927 1,918 9,845
4
2,398 4,640 7,037
1 Estimate as of 31 December 2023. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the
Deferred Contingent Capital
Plan.
4 Includes USD
1,094
m in expenses
related to share-based
compensation (performance
awards: USD
689
m; other variable
compensation: USD
208 m; financial
advisor compensation: USD 197 m). A further USD 169
m in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
4 m related to role-based
allowances; social security: USD 137 m; other personnel expenses: USD 27
m related to the Equity Plus Plan). Total personnel expense
related to share-based equity-settled compensation excluding social security was
USD 1,087 m.
c) Outstanding share-based compensation awards
Share and performance share awards
Movements in outstanding share-based awards to employees during 2025 and 2024 are provided in the table below.
Movements in outstanding share-based compensation awards
Number of shares
2025
1
Weighted average
grant date fair value
(USD)
Number of shares
2024
1
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 193,722,338 20 198,908,588 17
Awarded during the year 53,232,817 30 65,433,201 26
Distributed during the year (59,488,949) 18 (64,234,191) 17
Forfeited during the year (7,973,535) 23 (6,385,261) 20
Outstanding, at the end of the year 179,492,671 24 193,722,338 20 of which: shares vested for accounting purposes 105,999,673 109,644,250
1 Number of shares reflects the maximum opportunity for awards with a performance condition.
The
total
carrying
amount
of
the
liability
related
to
cash-settled
share-based
awards
as
of
31 December
2025
and
31 December 2024 was USD 38 m and USD 54 m, respectively.
d) Valuation
UBS share awards
UBS measures compensation expense based on the average market price of UBS shares on the grant date as quoted on the SIX
Swiss Exchange, taking
into consideration
post-vesting sale
and hedge
restrictions, non-vesting
conditions and
market conditions,
where applicable.
The fair
value of
the share awards
subject to
post-vesting sale
and hedge
restrictions
is discounted on the
basis of the duration
of the post-vesting restriction
and is referenced
to the cost of
purchasing an
at-the-money European put
option for the
term of the
transfer restriction.
The grant date
fair value of
notional shares
without dividend
entitlements also
includes a
deduction for
the present
value of
future expected
dividends to
be paid
between the grant date and distribution.